Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net debt [line items]
Cash and cash equivalents	£ 645	£ 1,459
Marketable securities	8	10
Derivative financial instruments	0	(93)
Financial liabilities	(1,661)	(3,065)
Finance lease liabilities	(8)	(9)
Net debt	(432)	(1,092)
Bank loans and overdrafts [member]
Disclosure of net debt [line items]
Financial liabilities	(15)	(39)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	£ (1,062)	£ (2,420)